MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of available-for-sale marketable securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of June 30, 2025:
Available-for-sale – matures within one year:
Governmental bonds	$28,891	$-	$16	$28,875

As of December 31, 2024:
Available-for-sale – matures within one year:
Governmental bonds	$23,618	$11	$-	$23,629

Schedule of unrealized loss on investments
	Less than 12 months		12 months or greater
	Fair value	Gross unrealized loss	Fair value	Gross unrealized loss

As of June 30, 2025	$28,875	$16	$-	$-

As of December 31, 2024	$-	$-	$-	$-